RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	Cayman Islands - 26.6%
12,530	Akeso, Inc.(a),(b)	$ 140,672
201,733	Alibaba Group Holding Ltd.	2,388,285
38,692	Baidu, Inc.(a)	540,703
6,800	China Resources Microelectronics Ltd.	97,692
164,288	Horizon Robotics(a),(b)	85,466
28,380	Innovent Biologics, Inc.(a),(b)	288,039
25,936	JD.com, Inc.	328,217
21,866	Li Auto, Inc.(a)	128,472
98,477	Meituan(a),(b)	860,107
31,572	NetEase, Inc.	814,779
30,155	NIO, Inc.(a)	148,952
6,277	Pop Mart International Group Ltd.(b)	123,814
547,198	SenseTime Group, Inc.(a),(b)	93,492
176,390	Sino Biopharmaceutical Ltd.	99,184
13,043	Sunny Optical Technology Group Company Ltd.	101,446
48,689	Tencent Holdings Ltd.	2,668,238
34,084	Wuxi Biologics Cayman, Inc.(a),(b)	150,367
314,036	Xiaomi Corp, Class B(a),(b)	866,491
25,271	XPeng, Inc.(a)	163,203
		10,087,619
	China - 72.5%
52,300	360 Security Technology, Inc.	66,934
8,700	Accelink Technologies Company Ltd.(a)	329,211
1,600	ACM Research Shanghai, Inc.	101,795
12,042	Advanced Micro-Fabrication Equipment Inc China	830,868
11,800	Avary Holding Shenzhen Company Ltd.	183,132
3,600	Beijing Kingsoft Office Software, Inc.	112,956
5,800	Biwin Storage Technology Company Ltd.	422,591
539,500	BOE Technology Group Company Ltd.	689,660
41,800	BYD Company Ltd.	490,636
5,474	Cambricon Technologies Corp Ltd.	1,286,290
20,900	Chaozhou Three-Circle Group Company Ltd.	513,720
38,000	Contemporary Amperex Technology Company Ltd.	2,199,435
12,200	Dongfang Electric Corp Ltd.	51,692

RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	China - 72.5% (Continued)
111,200	East Money Information Company Ltd.	$ 333,759
11,600	Eoptolink Technology Inc Ltd.	1,036,980
20,900	Eve Energy Company Ltd.	200,163
13,500	Fiberhome Telecommunication Technologies Company Ltd.	146,331
29,100	Foxconn Industrial Internet Company Ltd.	309,210
21,100	Giant Network Group Company Ltd.	85,642
10,600	GigaDevice Semiconductor, Inc.	1,272,294
5,200	Goneo Group Company Ltd.	29,982
18,400	Gotion High-tech Company Ltd.	74,547
35,000	Gree Electric Appliances Inc of Zhuhai	193,296
33,200	Haier Smart Home Company Ltd.	99,794
8,000	Hangzhou Chang Chuan Technology Company Ltd.	402,256
14,900	Han's Laser Technology Industry Group Company Ltd.	329,397
22,500	Hengtong Optic-electric Company Ltd.	362,315
4,820	Hithink RoyalFlush Information Network Company	171,075
13,400	Huagong Tech Company Ltd.	364,321
4,100	Huizhou Desay Sv Automotive Company Ltd.	49,211
7,720	Hwatsing Technology Company Ltd.	366,302
15,000	Hygon Information Technology Company Ltd.	818,029
29,400	Iflytek Company Ltd.	176,830
8,600	Jiangsu Hengli Hydraulic Company Ltd.	136,230
60,400	Jiangsu Hengrui Medicine Company Ltd.	462,911
22,900	Kunlun Tech Company Ltd.(a)	136,116
53,500	LONGi Green Energy Technology Company Ltd., Class A(a)	103,374
40,063	Luxshare Precision Industry Company Ltd.	415,375
38,800	Midea Group Company Ltd.	431,594
17,400	Montage Technology Company Ltd.	794,136
26,000	NARI Technology Company Ltd.	87,495
6,700	NAURA Technology Group Company Ltd.	872,822
12,600	Ningbo Tuopu Group Company Ltd.	104,695
2,600	Piotech, Inc.	318,581
5,000	Remegen Company Ltd.(a)	95,919
2,900	Rockchip Electronics Company Ltd.	80,447
6,300	Seres Group Company Ltd.	56,829

RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	China - 72.5% (Continued)
82,200	Shanghai Electric Group Company Ltd.	$ 84,741
21,400	Shanghai Fosun Pharmaceutical Group Company Ltd.	70,818
17,100	Shanghai Putailai New Energy Technology Group	72,857
8,400	Shanghai United Imaging Healthcare Company Ltd.	125,231
21,200	Shengyi Technology Company Ltd.	541,388
4,300	Shennan Circuits Company Ltd.	289,977
30,200	Shenzhen Inovance Technology Company Ltd.	295,013
2,500	Shenzhen Longsys Electronics Company Ltd.	259,127
9,900	Shenzhen Mindray Bio-Medical Electronics Co.	198,041
16,400	Shenzhen Sunway Communication Company Ltd.	288,022
940	Sichuan Kelun-Biotech Biopharmaceutical Company(a),(b)	52,281
9,900	Sieyuan Electric Company Ltd.	252,235
12,800	Sungrow Power Supply Company Ltd.	299,768
6,620	Suzhou TFC Optical Communication Company Ltd.	295,098
37,800	TBEA Company Ltd.	125,256
19,500	TongFu Microelectronics Company Ltd.	217,886
34,400	Unisplendour Corp Ltd.	146,211
6,000	Verisilicon Microelectronics Shanghai Company Ltd.(a)	327,954
5,000	Victory Giant Technology Huizhou Company Ltd.	255,099
13,400	Will Semiconductor Company Ltd. Shanghai	187,183
23,800	WUS Printed Circuit Kunshan Company Ltd.	535,580
16,700	WuXi AppTec Company Ltd., Class A	306,228
18,000	Wuxi Lead Intelligent Equipment Company Ltd.	107,945
1,600	Yangtze Optical Fibre & Cable Joint Stock Ltd.	128,634
8,100	Zangge Mining Company Ltd.	82,692
94,100	Zhejiang Century Huatong Group Company Ltd.	195,403
36,300	Zhejiang Sanhua Intelligent Controls Company Ltd.	234,316
22,800	Zhengzhou Yutong Bus Company Ltd.	90,024
15,100	Zhongji Innolight Company Ltd.	2,824,259
4,600	Zhuzhou CRRC Times Electric Company Ltd.	46,514
70,700	Zoomlion Heavy Industry Science and Technology, Class A	72,573
54,300	ZTE Corporation	289,409
		27,494,941

RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Hong Kong - 0.7%
141,896	CSPC Pharmaceutical Group Ltd.	$ 126,104
3,000	Hua Hong Semiconductor Ltd.(a)	148,584
		274,688

	TOTAL COMMON STOCKS (Cost $34,969,156)	37,857,248

	WARRANT — 0.0%(c)
	ASSET MANAGEMENT - 0.0% (c)
5	Solactive ChinaAMC Transformative China Tech (Cost $11,086)	12,448

	TOTAL INVESTMENTS - 99.8% (Cost $34,980,242)	$ 37,869,696
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	60,830
	NET ASSETS - 100.0%	$ 37,930,526

Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of 144A securities is 2,660,729 or 7.0% of net assets.
(c)	Percentage rounds to less than 0.1%.